Income Taxes - Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Income Tax Contingency [Line Items]
Opening balance	₨ 46,774.3	$ 569.1	₨ 43,048.0
Settlements related to prior year tax positions	0.0	0.0	(1,985.0)
Increase related to current year tax positions	2,017.8	24.6	5,711.3
Closing balance	₨ 48,792.1	$ 593.7	₨ 46,774.3